SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Amount of options
Beginning balance	244,787
Exercised	55,710
Ending balance	189,077	244,787
Exercisable	178,579
Weighted average exercise price
Beginning balance	$ 78.85
Exercised	68.65
Ending balance	81.85	$ 78.85
Exercisable	$ 77.78
Weighted average remaining contractual term (in years)
Options outstanding	3 years 10 months 2 days	4 years 2 months 26 days
Exercisable as of December 31, 2022	3 years 6 months 29 days
Aggregate intrinsic value
Options outstanding	$ 36,221	$ 34,320
Exercised	10,159
Exercisable	$ 34,938